[Janus Letterhead]
February 4, 2015
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”) 1933 Act File No. 033-63212 1940 Act File No. 811-07736
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 74 and Amendment No. 76 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of the Amendment is to (i) make certain changes in connection with the annual update of the Registration Statement as it pertains to existing series of the Registrant and (ii) establish a new series of the Registrant, Global Bond Portfolio. The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.
The following prospectuses and statements of additional information (“SAIs”), including red herring prospectuses and SAIs for Global Bond Portfolio, are included in this filing:

Combined Portfolios Prospectus
     - Institutional Shares
Combined Portfolios Prospectus
     - Service Shares
Global Allocation Portfolio – Moderate Prospectus
     - Institutional Shares
Global Allocation Portfolio – Moderate Prospectus
     - Service Shares
Global Bond Portfolio Red Herring Prospectus
     - Institutional Shares
Global Bond Portfolio Red Herring Prospectus
     - Service Shares
Janus Aspen Preservation Series – Growth Prospectus
     - Institutional Shares
Janus Aspen Preservation Series – Growth Prospectus
     - Service Shares
Combined Portfolios SAI
     - Institutional Shares
Combined Portfolios SAI
     - Service Shares
Global Allocation Portfolio – Moderate SAI
     - Institutional Shares
Global Allocation Portfolio – Moderate SAI
     - Service Shares
Global Bond Portfolio Red Herring SAI
     - Institutional Shares
Global Bond Portfolio Red Herring SAI
     - Service Shares
Janus Aspen Preservation Series – Growth SAI
     - Institutional Shares
Janus Aspen Preservation Series – Growth SAI
     - Service Shares

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated May 1, 2014 and January 29, 2015.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on May 1, 2015.
If you have any questions regarding this filing, please call me at (303) 394-7310.
Respectfully,
/s/ Mary Clarke-Pearson
Mary Clarke-Pearson
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz, Esq. Richard C. Noyes, Esq. Patrick Scott, Esq. Donna Brungardt